SHARE CAPITAL - Summary of Common Stock Outstanding Roll Forward (Details) - shares	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Common shares - beginning (in shares)	599,435,650	599,077,067
Common shares - ending (in shares)	599,781,811	599,435,650
Ownership, percentage	100.00%	100.00%
Long Term Incentive Plan
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Common shares issued (in shares)	10,492	9,905
Share Grant Plans
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Common shares issued (in shares)	335,669	348,678
Public
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Common shares - beginning (in shares)	317,023,002	316,664,419
Common shares - ending (in shares)	317,369,163	317,023,002
Ownership, percentage	52.90%	52.90%
Public | Long Term Incentive Plan
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Common shares issued (in shares)	10,492	9,905
Public | Share Grant Plans
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Common shares issued (in shares)	335,669	348,678
Province
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Common shares - beginning (in shares)	282,412,648	282,412,648
Common shares - ending (in shares)	282,412,648	282,412,648
Ownership, percentage	47.10%	47.10%
Province | Long Term Incentive Plan
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Common shares issued (in shares)	0	0
Province | Share Grant Plans
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Common shares issued (in shares)	0	0